Investment in an Affiliate - Summary of Unaudited Financial Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)		Dec. 31, 2015 USD ($)
Financial position
Net loss attributable to the Company			$ (2,493)
EnSync, Inc
Financial position
Current assets	$ 37,857		37,857
Property, plant, and equipment, net	3,795		3,795
Other assets	3,143		3,143
Total assets	44,795		44,795
Current liabilities	3,493		3,493
Long-term debt	14,178		14,178
Total liabilities	17,671		17,671
Stockholders' equity	27,124		27,124
Total liabilities and stockholders' equity	44,795		$ 44,795
Sales	655	[1]
Net loss	(8,352)	[1]
Net loss attributed to noncontrolling interest	(149)	[1]
Net loss attributed to the shareholders of ENS	(8,203)	[1]
Preferred stock dividend	(147)	[1]
Net loss attribute to common stockholders of ENS	(8,350)	[1]
Net loss attributable to the Company	$ (1,403)	[1]

[1]	The results of ENS during the period from July 1, 2015 to July 13, 2015, the date of acquisition of the Purchased Common Stock is considered to be immaterial.